Average Annual Total Returns			12 Months Ended	60 Months Ended	87 Months Ended	120 Months Ended
		Jul. 23, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024 [4]	Dec. 31, 2024
USA Mutuals Vice Fund | MSCI All Country World Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		18.01%	10.58%		9.79%
USA Mutuals Vice Fund | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		25.02%	14.53%		13.10%
USA Mutuals Vice Fund | USA Mutuals Vice Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			1.84%	0.32%		3.75%
USA Mutuals Vice Fund | USA Mutuals Vice Fund Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			1.55%	0.07%		3.48%
USA Mutuals Vice Fund | USA Mutuals Vice Fund Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			0.91%	(1.73%)		1.82%
USA Mutuals Vice Fund | USA Mutuals Vice Fund Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			1.41%	0.03%		2.60%
USA Mutuals Vice Fund | USA Mutuals Vice Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			1.57%	0.06%		3.46%
USA Mutuals Vice Fund | USA Mutuals Vice Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			0.82%	(0.67%)		2.71%
USA Mutuals All Seasons Fund | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[3]		25.02%	14.53%	14.19%
USA Mutuals All Seasons Fund | USA Mutuals All Seasons Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent			6.76%	3.87%	5.91%
Performance Inception Date		Oct. 13, 2017
USA Mutuals All Seasons Fund | USA Mutuals All Seasons Fund Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			5.54%	3.49%	5.33%
USA Mutuals All Seasons Fund | USA Mutuals All Seasons Fund Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			4.00%	2.83%	4.45%

[1]	The MSCI ACWI Index is an index representing the equity returns in 23 developed and 24 emerging markets. Investor may not invest in the index directly and the index does not take into account charges, fees and other expenses. Investors cannot invest directly in an index. Unlike the Fund’s returns, the index does not reflect any fees or expenses.
[2]	The S&P 500 Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index. Unlike the Fund’s returns, the index does not reflect any fees or expenses.
[3]	The S&P 500 Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index. Unlike the Fund’s returns, the index does not reflect any fees or expenses.
[4]	The Predecessor Fund commenced operations on October 13, 2017.